Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific FundsSM Portfolio Optimization Aggressive-Growth
Investment Goal
This Fund seeks high, long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pacific Funds Portfolio Optimization Aggressive-Growth	Class A	Class B	Class C	Class R	Advisor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific Funds Portfolio Optimization Aggressive-Growth		Class A	Class B	Class C	Class R	Advisor Class
Management Fee		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses	[1]	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses		1.54%	2.29%	2.29%	1.79%	1.29%
Less Expense Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses	[3]	1.46%	2.21%	2.21%	1.71%	1.21%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2023 for Class A, B, C, R and Advisor Class shares. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[3]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific Funds Portfolio Optimization Aggressive-Growth - USD ($)	Class A	Class B	Class C	Class R	Advisor Class
1 year	$ 690	$ 724	$ 324	$ 174	$ 123
3 years	1,002	1,108	708	556	401
5 years	1,336	1,418	1,218	962	700
10 years	$ 2,277	$ 2,431	$ 2,619	$ 2,099	$ 1,549

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption - Pacific Funds Portfolio Optimization Aggressive-Growth - USD ($)	Class A	Class B	Class C	Class R	Advisor Class
1 year	$ 690	$ 224	$ 224	$ 174	$ 123
3 years	1,002	708	708	556	401
5 years	1,336	1,218	1,218	962	700
10 years	$ 2,277	$ 2,431	$ 2,619	$ 2,099	$ 1,549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 35% of the average value of the Fund.
Principal Investment Strategies
This Fund is a “fund of funds” that seeks to achieve its investment goal by investing in other funds of the Trust (the “Underlying Funds”). Under normal market conditions, the Fund’s exposures to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
0-15%	85-100%

Pacific Life Fund Advisors LLC ("PLFA"), the investment adviser to the Fund, manages and oversees the Fund through a multi-step process that includes:
(1) Asset Allocation/Portfolio Construction—PLFA manages the Fund using an approximate 10-year investment horizon. An asset class model (the "Model") for the Fund is developed that seeks to meet the Fund's investment goal. Within each broad asset class, there are narrower asset class categories (the "asset class categories") which are used to develop the Model. The allocations for the broad asset classes and narrower asset class categories are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic small-capitalization, mid-capitalization and large-capitalization, growth and value strategies, and international and emerging market equities. The broad debt asset class includes asset class categories such as investment grade bonds, high yield/high risk bonds, bank loans, international debt and emerging market debt.

PLFA then determines the amount of the Fund's assets to invest in each Underlying Fund in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations, and/or the allocations to the Underlying Funds, at any time as they deem necessary, based on PLFA's views of market conditions, its outlook for various asset class categories or other factors.

In addition, PLFA may engage in dynamic positioning for the Fund by further adjusting the Model to any point within the above ranges, as deemed necessary, to reflect a shorter term view of the markets or a particular asset class category, to seek to capture upside opportunities or mitigate risk from market events, or for cash management purposes. PLFA would then make the appropriate adjustments to its Underlying Fund allocations to reflect the updated broad asset class and asset class category allocations in the Model. This dynamic positioning would be implemented consistent with the Fund's risk/return profile and investment goal.

(2) Manager Oversight—PLFA monitors and evaluates the Underlying Fund Managers to seek to ensure that each Manager's investment style and approach continue to be appropriate for the Underlying Fund it manages.

(3) Investment Risk Management—PLFA monitors and analyzes the investment risks of the Fund, evaluates their impact on the Fund's risk/return objectives and considers adjustments to the Fund's allocations as a result.
Investments of the Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities; non-U.S. debt securities, including emerging market debt; debt instruments of varying duration; high yield/high risk bonds; floating rate loans; and inflation-indexed bonds.

Investments of the Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; stocks of companies with a history of paying dividends; sector-specific stocks; and domestic and non-U.S. stocks, including emerging market stocks.

The Fund may invest in "alternative strategies" which typically seek one or more of the following: (1) low to moderate correlation to traditional equity and debt investments; (2) to reduce losses during adverse and volatile market conditions; or (3) to outperform the broad equity or debt markets over a complete market cycle. Alternative strategies used by the Underlying Funds may include, for example, currency strategies, long/short equity strategies, and absolute return strategies. PLFA considers an alternative strategy's return or other characteristics in determining whether it belongs to the broad debt or equity asset class.

Certain Underlying Funds may also use derivatives such as: forwards; futures contracts and options on securities, indices, currencies and other investments; and swaps (including interest rate, cross-currency, total return and credit default swaps). An Underlying Fund may use derivatives generally as a substitute for direct investment in a security, to attempt to hedge or reduce risk or to seek to enhance investment returns.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

The Fund may invest a significant portion of its assets in any single Underlying Fund. PLFA has sole discretion in selecting the Underlying Funds for investment and may adjust the Fund's allocations to the Underlying Funds, including adding or removing Underlying Funds, as it deems appropriate to meet the Fund's investment goal.

For additional information about the Fund and its Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the prospectus.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. Because this Fund has a significant portion of its assets invested in Underlying Funds that invest primarily in equity instruments, this Fund has more exposure to Equity Securities Risk than other Portfolio Optimization Funds. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. In addition, the Fund is subject to the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to its allocations to those Underlying Funds. Although the theory behind asset allocation is that diversification among asset classes in general can help reduce volatility over the long term, you may lose money and/or experience price volatility risk. Because an Underlying Fund's investments can change due to market movements, the Underlying Fund Manager's investment decisions or other factors, PLFA estimates each Underlying Fund's investment exposures to determine the Fund's allocations to the Underlying Fund. As a result, the Fund's actual allocation to an Underlying Fund may deviate from the intended allocation, which could result in the Fund's risk/return target not being met. Performance of and assumptions about asset classes and Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund's investments in that foreign currency and investments denominated in that foreign currency.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund's volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty's financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Underlying Fund. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Underlying Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Underlying Fund's ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.
  Geographic Focus Risk: If an Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Underlying Fund's performance. As a result, the Underlying Fund's performance may be more volatile than the performance of more geographically diversified funds.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in "undervalued" companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund's principal amount invested. Leverage can magnify an Underlying Fund's gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact an Underlying Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Price Volatility Risk: To the extent an Underlying Fund invests in investments whose value may go up or down rapidly or unpredictably, the Underlying Fund's value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, the returns of a composite benchmark, the Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark, are presented. The composite benchmark is comprised of 69% S&P 500, 26% MSCI EAFE (Net), and 5% Barclays U.S. Aggregate Bond Indices. It reflects broad debt and equity asset class allocations for the Fund in the current Model (the broad equity asset class being represented generally by benchmarks for domestic and international equity). The bar chart shows the performance of the Fund’s Class A shares.

Sales charges applicable to Class A shares are reflected in the Average Annual Total Returns table but not in the bar chart. If these charges were reflected in the bar chart, returns would be lower than those shown. Performance reflects expense limitations that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)
[1]	Class A return for the period 1/1/16 through 6/30/16: 0.81%

Best and worst quarterly performance reflected within the bar chart: Q2 2009: 20.61%; Q4 2008: (23.72%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Pacific Funds Portfolio Optimization Aggressive-Growth	1 year	5 years	10 years	Since Inception	Inception Date
Class A	(6.97%)	5.05%	3.96%		Dec. 31, 2003
Class A | (after taxes on distributions)	(7.75%)	4.67%	3.50%		Dec. 31, 2003
Class A | (after taxes on distributions and sale of Fund shares)	(3.48%)	3.90%	3.13%		Dec. 31, 2003
Class B	(7.07%)	5.27%	4.03%		Dec. 31, 2003
Class C	(3.29%)	5.58%	3.88%		Dec. 31, 2003
Class R	(1.83%)	6.02%	4.35%		Sep. 30, 2005
Advisor Class	(1.31%)			7.84%	Dec. 31, 2012
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	0.55%	3.25%	4.51%
Pacific Funds Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses or taxes)	0.41%	9.32%	5.71%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.